Schedule of Investments

AllianzGI Equity & Convertible Income Fund

April 30, 2019 (unaudited)

Shares		Value*
COMMON STOCK - 62.3%
Aerospace & Defense - 1.7%
20,000	Boeing Co. (g)	$7,553,800
22,000	Raytheon Co.	3,906,980
		11,460,780
Automobiles - 0.4%
245,100	Ford Motor Co.	2,561,295

Banks - 2.6%
223,500	Bank of America Corp.	6,834,630
90,100	JPMorgan Chase & Co.	10,456,105
		17,290,735
Beverages - 0.9%
45,800	PepsiCo, Inc.	5,864,690

Biotechnology - 2.6%
36,700	AbbVie, Inc.	2,913,613
9,700	Biogen, Inc. (i)	2,223,628
91,000	Gilead Sciences, Inc.	5,918,640
36,900	Vertex Pharmaceuticals, Inc. (i)	6,235,362
		17,291,243
Building Products - 0.3%
61,244	Johnson Controls International PLC	2,296,650

Capital Markets - 0.5%
14,900	S&P Global, Inc.	3,287,834

Chemicals - 0.6%
46,400	Chemours Co.	1,670,864
14,533	DOW, Inc. (i)	824,457
43,600	DowDuPont, Inc.	1,676,420
		4,171,741
Communications Equipment - 0.3%
37,700	Cisco Systems, Inc. (g)	2,109,315

Construction & Engineering - 0.1%
13,000	Fluor Corp.	516,490

Energy Equipment & Services - 0.6%
53,600	National Oilwell Varco, Inc.	1,401,104
53,900	Schlumberger Ltd.	2,300,452
		3,701,556
Entertainment - 3.3%
23,900	Netflix, Inc. (g)(i)	8,855,906
51,400	Take-Two Interactive Software, Inc. (i)	4,977,062
58,000	Walt Disney Co. (g)	7,944,260
		21,777,228
Food & Staples Retailing - 2.4%
34,500	Costco Wholesale Corp. (g)	8,470,785
182,400	Kroger Co.	4,702,272
46,200	Walgreens Boots Alliance, Inc.	2,474,934
		15,647,991
Healthcare Equipment & Supplies - 2.8%
21,200	Align Technology, Inc. (i)	6,883,216
146,400	Boston Scientific Corp. (i)	5,434,368
12,100	Intuitive Surgical, Inc. (g)(i)	6,178,623
		18,496,207
Healthcare Providers & Services - 1.8%
12,000	Laboratory Corp. of America Holdings (i)	1,919,040
24,400	McKesson Corp.	2,909,700

30,100	UnitedHealth Group, Inc.	7,015,407
		11,844,147
Hotels, Restaurants & Leisure - 2.2%
35,100	McDonald’s Corp. (g)	6,934,707
78,100	Starbucks Corp. (g)	6,066,808
11,000	Wynn Resorts Ltd.	1,588,950
		14,590,465
Household Durables - 0.7%
111,900	DR Horton, Inc. (g)	4,958,289

Industrial Conglomerates - 1.5%
17,800	3M Co. (g)	3,373,278
37,800	Honeywell International, Inc.	6,563,214
		9,936,492
Insurance - 0.7%
60,000	Progressive Corp.	4,689,000

Interactive Media & Services - 3.8%
11,200	Alphabet, Inc., Class A (g)(i)	13,428,352
61,100	Facebook, Inc., Class A (g)(i)	11,816,740
		25,245,092
Internet & Direct Marketing Retail - 3.4%
44,800	Alibaba Group Holding Ltd., ADR (g)(i)	8,313,536
7,400	Amazon.com, Inc. (g)(i)	14,256,248
		22,569,784
IT Services - 4.5%
56,100	Fiserv, Inc. (i)	4,894,164
37,200	International Business Machines Corp.	5,218,044
62,500	PayPal Holdings, Inc. (g)(i)	7,048,125
79,400	Visa, Inc., Class A (g)	13,055,742
		30,216,075
Machinery - 2.2%
59,400	Caterpillar, Inc.	8,281,548
37,500	Deere & Co.	6,211,125
		14,492,673
Media - 1.0%
158,700	Comcast Corp., Class A	6,908,211

Multi-Line Retail - 0.9%
78,600	Target Corp.	6,085,212

Oil, Gas & Consumable Fuels - 1.4%
77,900	Occidental Petroleum Corp.	4,586,752
49,700	Valero Energy Corp.	4,505,802
		9,092,554
Pharmaceuticals - 1.4%
99,100	Bristol-Myers Squibb Co.	4,601,213
51,800	Merck & Co., Inc. (g)	4,077,178
56,317	Teva Pharmaceutical Industries Ltd., ADR (i)	857,145
		9,535,536
Road & Rail - 1.2%
43,800	Union Pacific Corp. (g)	7,754,352

Semiconductors & Semiconductor Equipment - 4.8%
21,700	Broadcom, Inc. (g)	6,909,280
150,900	Marvell Technology Group Ltd. (g)	3,775,518
139,000	Micron Technology, Inc. (i)	5,846,340
33,800	NVIDIA Corp.	6,117,800
53,400	QUALCOMM, Inc. (g)	4,599,342
38,700	Texas Instruments, Inc. (g)	4,560,021
		31,808,301
Software - 7.1%
37,400	Adobe, Inc. (g)(i)	10,817,950
16,400	Intuit, Inc. (g)	4,117,384

112,300	Microsoft Corp.	14,666,380
44,921	Salesforce.com, Inc. (g)(i)	7,427,687
24,800	ServiceNow, Inc. (g)(i)	6,733,448
16,600	Workday, Inc., Class A (i)	3,413,458
		47,176,307
Specialty Retail - 1.4%
44,700	Home Depot, Inc.	9,105,390

Technology Hardware, Storage & Peripherals - 2.4%
64,700	Apple, Inc. (g)	12,983,349
39,500	NetApp, Inc.	2,877,575
		15,860,924
Textiles, Apparel & Luxury Goods - 0.8%
61,900	NIKE, Inc., Class B (g)	5,436,677

Total Common Stock (cost-$436,038,397)		413,779,236

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 27.8%
Auto Components - 0.3%
$1,725	Meritor, Inc., 3.25%, 10/15/37	1,782,477

Auto Manufacturers - 0.3%
	Tesla, Inc.,
245	1.25%, 3/1/21	240,937
1,425	2.375%, 3/15/22	1,466,582
		1,707,519
Biotechnology - 2.4%
	BioMarin Pharmaceutical, Inc.,
2,650	0.599%, 8/1/24	2,730,886
890	1.50%, 10/15/20	1,000,138
1,980	Exact Sciences Corp., 0.375%, 3/15/27	2,233,833
	Illumina, Inc.,
1,300	zero coupon, 8/15/23 (a)(b)	1,407,771
1,445	0.50%, 6/15/21	1,983,262
1,080	Insmed, Inc., 1.75%, 1/15/25	1,127,925
1,565	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	1,464,396
175	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	225,405
2,280	Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23 (a)(b)	1,987,208
1,535	Medicines Co., 2.75%, 7/15/23	1,411,584
535	PTC Therapeutics, Inc., 3.00%, 8/15/22	561,095
		16,133,503
Building Materials - 0.0%
160	Patrick Industries, Inc., 1.00%, 2/1/23	147,120

Commercial Services - 0.8%
1,710	Chegg, Inc., 0.125%, 3/15/25 (a)(b)	1,643,737
1,105	Euronet Worldwide, Inc., 0.75%, 3/15/49 (a)(b)	1,236,054
2,110	Square, Inc., 0.50%, 5/15/23 (a)(b)	2,524,551
		5,404,342
Computers - 1.1%
1,745	Lumentum Holdings, Inc., 0.25%, 3/15/24	2,176,136
1,140	Nutanix, Inc., zero coupon, 1/15/23	1,304,104
1,535	Pure Storage, Inc., 0.125%, 4/15/23	1,702,224
2,125	Western Digital Corp., 1.50%, 2/1/24 (a)(b)	1,901,069
		7,083,533
Diversified Financial Services - 0.9%
	Encore Capital Group, Inc.,
2,000	2.875%, 3/15/21	1,884,133
410	3.25%, 3/15/22	379,506
630	LendingTree, Inc., 0.625%, 6/1/22	1,210,387
2,765	PRA Group, Inc., 3.00%, 8/1/20	2,654,835
		6,128,861

Electric Utilities - 0.2%
1,295	NRG Energy, Inc., 2.75%, 6/1/48 (a)(b)	1,460,713

Electronic Equipment, Instruments & Components - 0.1%
1,155	SunPower Corp., 4.00%, 1/15/23	961,538

Electronics - 0.5%
1,010	Fortive Corp., 0.875%, 2/15/22 (a)(b)	1,068,100
1,370	OSI Systems, Inc., 1.25%, 9/1/22	1,425,968
910	Vishay Intertechnology, Inc., 2.25%, 6/15/25 (a)(b)	875,826
		3,369,894
Energy-Alternate Sources - 0.2%
	SunEdison, Inc. (a)(b)(c),
4,000	2.625%, 6/1/23	90,000
1,000	3.375%, 6/1/25	22,500
1,170	Tesla Energy Operations, Inc., 1.625%, 11/1/19	1,138,155
		1,250,655
Engineering & Construction - 0.4%
1,545	Dycom Industries, Inc., 0.75%, 9/15/21	1,465,592
1,430	Tutor Perini Corp., 2.875%, 6/15/21	1,412,341
		2,877,933
Entertainment - 0.4%
1,375	Live Nation Entertainment, Inc., 2.50%, 3/15/23	1,619,833
1,050	Marriott Vacations Worldwide Corp., 1.50%, 9/15/22	1,033,056
		2,652,889
Equity Real Estate Investment Trusts (REITs) - 0.8%
1,100	Apollo Commercial Real Estate Finance, Inc., 5.375%, 10/15/23	1,096,939
1,900	IH Merger Sub LLC, 3.50%, 1/15/22	2,208,674
2,000	Two Harbors Investment Corp., 6.25%, 1/15/22	2,032,500
		5,338,113
Healthcare-Products - 1.2%
1,000	CONMED Corp., 2.625%, 2/1/24 (a)(b)	1,096,536
	Insulet Corp.,
60	1.25%, 9/15/21	90,787
1,295	1.375%, 11/15/24 (a)(b)	1,478,814
1,665	NuVasive, Inc., 2.25%, 3/15/21	1,916,878
2,925	Wright Medical Group, Inc., 1.625%, 6/15/23 (a)(b)	3,187,958
		7,770,973
Healthcare-Services - 0.2%
810	Teladoc Health, Inc., 1.375%, 5/15/25 (a)(b)	1,072,459

Insurance - 0.2%
1,035	AXA S.A., 7.25%, 5/15/21 (a)(b)	1,129,263

Internet - 3.1%
	Booking Holdings, Inc.,
1,360	0.35%, 6/15/20	1,947,575
980	0.90%, 9/15/21	1,118,944
290	Etsy, Inc., zero coupon, 3/1/23	565,681
	FireEye, Inc.,
1,030	0.875%, 6/1/24 (a)(b)	1,037,579
1,200	1.625%, 6/1/35, Ser. B	1,125,000
975	IAC FinanceCo., Inc., 0.875%, 10/1/22 (a)(b)	1,516,734
1,380	Liberty Expedia Holdings, Inc., 1.00%, 6/30/47 (a)(b)	1,383,196
820	MercadoLibre, Inc., 2.00%, 8/15/28 (a)(b)	1,060,875
685	Okta, Inc., 0.25%, 2/15/23	1,519,202
3,040	Palo Alto Networks, Inc., 0.75%, 7/1/23 (a)(b)	3,460,918
	Twitter, Inc.,
1,630	0.25%, 6/15/24 (a)(b)	1,649,910
1,100	1.00%, 9/15/21	1,064,399
1,295	Zendesk, Inc., 0.25%, 3/15/23	1,954,168
1,260	Zillow Group, Inc., 2.00%, 12/1/21	1,279,688
		20,683,869
Investment Companies - 0.4%
2,450	Prospect Capital Corp., 6.375%, 3/1/25	2,440,812

Iron/Steel - 0.1%
530	Cleveland-Cliffs, Inc., 1.50%, 1/15/25	730,787

Lodging - 0.3%
1,455	Caesars Entertainment Corp., 5.00%, 10/1/24	2,157,140

Machinery-Diversified - 0.2%
980	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)	1,569,576

Media - 1.8%
	DISH Network Corp.,
1,385	2.375%, 3/15/24	1,209,048
3,780	3.375%, 8/15/26	3,476,892
865	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	1,041,435
	Liberty Media Corp.,
1,205	1.00%, 1/30/23	1,444,148
1,485	1.375%, 10/15/23	1,738,044
2,840	2.125%, 3/31/48 (a)(b)	2,765,294
		11,674,861
Oil, Gas & Consumable Fuels - 1.0%
2,435	Chesapeake Energy Corp., 5.50%, 9/15/26	2,214,227
1,400	Ensco Jersey Finance Ltd., 3.00%, 1/31/24	1,186,500
750	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22	737,265
2,000	Nabors Industries, Inc., 0.75%, 1/15/24	1,449,495
200	Oil States International, Inc., 1.50%, 2/15/23	180,125
1,010	Transocean, Inc., 0.50%, 1/30/23	1,083,869
		6,851,481
Pharmaceuticals - 1.4%
1,825	DexCom, Inc., 0.75%, 12/1/23 (a)(b)	1,904,846
1,940	Herbalife Nutrition Ltd., 2.625%, 3/15/24	2,040,503
970	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	1,091,856
	Jazz Investments I Ltd.,
1,285	1.50%, 8/15/24	1,225,569
1,900	1.875%, 8/15/21	1,891,687
1,210	Supernus Pharmaceuticals, Inc., 0.625%, 4/1/23	1,226,006
		9,380,467
Pipelines - 0.5%
4,200	Cheniere Energy, Inc., 4.25%, 3/15/45	3,339,000

Retail - 0.2%
1,245	RH, zero coupon, 6/15/23 (a)(b)	1,083,477

Semiconductors - 3.7%
765	Advanced Micro Devices, Inc., 2.125%, 9/1/26	2,701,261
1,010	Cree, Inc., 0.875%, 9/1/23 (a)(b)	1,281,268
1,135	Cypress Semiconductor Corp., 2.00%, 2/1/23	1,235,272
1,135	Inphi Corp., 1.125%, 12/1/20	1,430,100
690	Intel Corp., 3.25%, 8/1/39	1,724,841
5,750	Microchip Technology, Inc., 1.625%, 2/15/27	7,474,200
	Micron Technology, Inc.,
160	2.125%, 2/15/33, Ser. F	615,888
75	3.125%, 5/1/32, Ser. D	316,319
310	Novellus Systems, Inc., 2.625%, 5/15/41	1,953,341
1,000	NXP Semiconductors NV, 1.00%, 12/1/19	1,108,149
1,690	ON Semiconductor Corp., 1.625%, 10/15/23	2,223,279
1,605	Synaptics, Inc., 0.50%, 6/15/22	1,469,377
870	Veeco Instruments, Inc., 2.70%, 1/15/23	755,941
		24,289,236
Software - 4.1%
1,985	Akamai Technologies, Inc., 0.125%, 5/1/25 (a)(b)	2,106,139
165	Alteryx, Inc., 0.50%, 6/1/23 (a)(b)	345,732
1,555	Atlassian, Inc., 0.625%, 5/1/23 (a)(b)	2,303,393
820	Avaya Holdings Corp., 2.25%, 6/15/23 (a)(b)	802,706
1,500	DocuSign, Inc., 0.50%, 9/15/23 (a)(b)	1,622,827
1,080	Envestnet, Inc., 1.75%, 6/1/23 (a)(b)	1,305,041
	Evolent Health, Inc.,
1,250	1.50%, 10/15/25 (a)(b)	1,032,041
1,055	2.00%, 12/1/21	1,035,276
550	Five9, Inc., 0.125%, 5/1/23 (a)(b)	781,856
1,110	LivePerson, Inc., 0.75%, 3/1/24 (a)(b)	1,150,293
535	New Relic, Inc., 0.50%, 5/1/23 (a)(b)	626,530
	Nuance Communications, Inc.,
1,075	1.00%, 12/15/35	1,004,890
1,110	1.25%, 4/1/25	1,104,062
1,115	Pluralsight, Inc., 0.375%, 3/1/24 (a)(b)	1,273,647
810	RealPage, Inc., 1.50%, 11/15/22	1,324,869
985	ServiceNow, Inc., zero coupon, 6/1/22	1,995,845

	Splunk, Inc. (a)(b),
1,955	0.50%, 9/15/23	2,231,169
700	1.125%, 9/15/25	817,656
895	Twilio, Inc., 0.25%, 6/1/23 (a)(b)	1,794,384
1,685	Workday, Inc., 0.25%, 10/1/22	2,509,354
		27,167,710
Telecommunications - 0.6%
860	GDS Holdings Ltd., 2.00%, 6/1/25 (a)(b)	866,172
2,380	Viavi Solutions, Inc., 1.00%, 3/1/24	2,784,795
		3,650,967
Transportation - 0.4%
1,380	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	1,432,911
325	Echo Global Logistics, Inc., 2.50%, 5/1/20	319,758
1,125	Greenbrier Cos., Inc., 2.875%, 2/1/24	1,135,681
		2,888,350

Total Convertible Bonds & Notes (cost-$177,246,310)		184,179,518

Shares
CONVERTIBLE PREFERRED STOCK - 5.7%
Banks - 1.5%
3,400	Bank of America Corp., 7.25%, Ser. L (e)	4,489,734
4,335	Wells Fargo & Co., 7.50%, Ser. L (e)	5,667,752
		10,157,486
Chemicals - 0.3%
32,330	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	1,695,062

Diversified Financial Services - 0.3%
36,000	AMG Capital Trust II, 5.15%, 10/15/37	1,810,265

Electric Utilities - 1.1%
43,110	CenterPoint Energy, Inc., 7.00%, 9/1/21, Ser. B	2,295,176
50,000	NextEra Energy, Inc., 6.123%, 9/1/19	3,120,000
17,705	Sempra Energy, 6.00%, 1/15/21, Ser. A	1,892,488
		7,307,664
Electronics - 0.3%
1,895	Fortive Corp., 5.00%, 7/1/21, Ser. A	2,045,179

Equity Real Estate Investment Trusts (REITs) - 0.5%
2,510	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	2,894,937

Gas Utilities - 0.3%
42,965	South Jersey Industries, Inc., 7.25%, 4/15/21	2,218,283

Hand/Machine Tools - 0.3%
21,375	Stanley Black & Decker, Inc., 5.375%, 5/15/20	2,187,304

Healthcare-Products - 0.8%
57,000	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	3,399,765
1,600	Danaher Corp., 4.75%, 4/15/22, Ser. A	1,685,600
		5,085,365
Investment Companies - 0.1%
3,960	Mandatory Exchangeable Trust, 5.75%, 6/1/19 (a)(b)	820,650

Metal Fabricate/Hardware - 0.2%
25,935	Rexnord Corp., 5.75%, 11/15/19, Ser. A	1,521,088

Oil, Gas & Consumable Fuels - 0.0%
25,000	ATP Oil & Gas Corp., 8.00% (cost-$3,160,750; purchased 4/21/10) (a)(b)(d)(e)(f)(h)	2
8,860	Nabors Industries Ltd., 6.00%, 5/1/21	238,246
		238,248

Total Convertible Preferred Stock (cost-$38,922,514)		37,981,531

Principal Amount (000s)
CORPORATE BONDS & NOTES (c) - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
$2,509	Cobalt International Energy, Inc., 7.75%, 12/1/23 (cost-$1,232,247)	175,630

Repurchase Agreements - 4.7%
31,314	State Street Bank and Trust Co., dated 4/30/19, 0.50%, due 5/1/19, proceeds $31,314,435; collateralized by U.S. Treasury Notes, 2.75%, due 5/31/23, valued at $31,945,223 including accrued interest (cost-$31,314,000)	31,314,000

Total Investments, before options written (cost-$684,753,468)-100.6%		667,429,915

Total Options Written -(0.1)% (premiums received-$373,448) (i)(j)(k)		(422,608)

Total Investments, net of options written (cost-$684,380,020) (l)-100.5%		667,007,307
Other liabilities in excess of other assets-(0.5)%		(2,989,815)
Net Assets-100.0%		$664,017,492

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments having a remaining maturity of 60 days or less will be valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)         Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $61,817,905, representing 9.3% of net assets.

(b)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $61,817,905, representing 9.3% of net assets.

(c)          In default.

(d)         Fair-Valued—Security with a value of $2, representing less than 0.05% of net assets.

(e)          Perpetual maturity. The date shown, if any, is the next call date.

(f)           Level 3 security.

(g)          All or partial amount segregated for the benefit of the counterparty as collateral for options written.

(h)         Restricted. The cost of such security is $3,160,750. The value is $2, representing less than 0.05% of net assets.

(i)             Non-income producing.

(j)            Exchange traded-Chicago Board Options Exchange.

(k)         Exchange traded option contracts outstanding at April 30, 2019:

Options written contracts outstanding at April 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
3M Co.	230.00 USD	5/17/19	(55)	$(5,500)	$(192)	$(4,740)	$4,548
Adobe, Inc.	315.00 USD	6/21/19	(90)	(9,000)	(25,515)	(19,527)	(5,988)
Alibaba Group Holding Ltd.	210.00 USD	6/21/19	(225)	(22,500)	(34,200)	(36,118)	1,918
Alphabet, Inc.	1,370.00 USD	5/17/19	(28)	(2,800)	(560)	(10,215)	9,655
Amazon.com, Inc.	2,100.00 USD	5/17/19	(15)	(1,500)	(1,582)	(8,804)	7,222
Apple, Inc.	220.00 USD	5/17/19	(195)	(19,500)	(9,360)	(11,941)	2,581
Boeing Co.	420.00 USD	5/17/19	(100)	(10,000)	(1,250)	(5,415)	4,165
Broadcom, Inc.	340.00 USD	5/17/19	(105)	(10,500)	(4,462)	(10,006)	5,544
Costco Wholesale Corp.	260.00 USD	6/21/19	(85)	(8,500)	(15,300)	(13,453)	(1,847)
DR Horton, Inc.	50.00 USD	5/17/19	(670)	(67,000)	(2,010)	(19,688)	17,678
Facebook, Inc.	195.00 USD	5/17/19	(140)	(14,000)	(46,200)	(9,547)	(36,653)
Intuit, Inc.	262.50 USD	5/17/19	(40)	(4,000)	(3,500)	(2,159)	(1,341)
Intuitive Surgical, Inc.	560.00 USD	6/21/19	(60)	(6,000)	(19,950)	(16,393)	(3,557)
Marvell Technology Group Ltd.	28.00 USD	6/21/19	(755)	(75,500)	(40,393)	(42,556)	2,163
McDonald’s Corp.	210.00 USD	5/17/19	(175)	(17,500)	(700)	(3,926)	3,226
Merck & Co., Inc.	82.50 USD	6/21/19	(255)	(25,500)	(13,515)	(8,676)	(4,839)
Netflix, Inc.	425.00 USD	6/21/19	(120)	(12,000)	(25,320)	(28,163)	2,843
NIKE, Inc.	95.00 USD	6/21/19	(305)	(30,500)	(7,625)	(6,739)	(886)

PayPal Holdings, Inc.	116.00 USD	5/17/19	(315)	(31,500)	(24,255)	(17,704)	(6,551)
Salesforce.com, Inc.	177.50 USD	5/17/19	(225)	(22,500)	(7,200)	(7,242)	42
ServiceNow, Inc.	280.00 USD	5/17/19	(125)	(12,500)	(35,000)	(9,998)	(25,002)
Starbucks Corp.	80.00 USD	5/17/19	(390)	(39,000)	(6,240)	(12,466)	6,226
Texas Instruments, Inc.	124.00 USD	5/17/19	(195)	(19,500)	(3,022)	(7,629)	4,607
Union Pacific Corp.	185.00 USD	6/21/19	(215)	(21,500)	(34,508)	(25,818)	(8,690)
Visa, Inc.	170.00 USD	5/17/19	(385)	(38,500)	(8,085)	(23,856)	15,771
Walt Disney Co.	140.00 USD	5/17/19	(275)	(27,500)	(52,664)	(10,669)	(41,995)
Total options written contracts					$(422,608)	$(373,448)	$(49,160)

(l)                  At April 30, 2019, the cost basis of portfolio securities for federal income tax purposes was $684,380,020. Gross unrealized appreciation was $45,897,870; gross unrealized depreciation was $63,270,583; and net unrealized depreciation was $17,372,713.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or the Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally acceptable in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at April 30, 2019 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 4/30/19
Investments in Securities - Assets
Common Stock	$413,779,236	—	—	$413,779,236
Convertible Bonds & Notes	—	$184,179,518	—	184,179,518
Convertible Preferred Stock:
Diversified Financial Services	—	1,810,265	—	1,810,265
Electronics	—	2,045,179	—	2,045,179
Equity Real Estate Investment Trusts (REITs)	—	2,894,937	—	2,894,937
Hand/Machine Tools	—	2,187,304	—	2,187,304
Healthcare-Products	1,685,600	3,399,765	—	5,085,365
Investment Companies	—	820,650	—	820,650
Oil, Gas & Consumable Fuels	238,246	—	$2	238,248
All Other	22,899,583	—	—	22,899,583
Corporate Bonds & Notes	—	175,630	—	175,630
Repurchase Agreements	—	31,314,000	—	31,314,000
	438,602,665	228,827,248	2	667,429,915
Investments in Securities — Liabilities
Options Written:
Market Price	(422,608)	—	—	(422,608)
Totals	$438,180,057	$228,827,248	$2	$667,007,307

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2019, was as follows:

	Beginning Balance 1/31/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 4/30/19
Investments in Securities - Assets
Convertible Preferred Stock:
Oil, Gas & Consumable Fuels	$2	$—	$—	$—	$—	$—	$—	$—	$2
Corporate Bonds & Notes:
Oil, Gas & Consumable Fuels	175,630	—	—	—	—	—	—	(175,630)	—
Totals	$175,632	$—	$—	$—	$—	$—	$—	$(175,630)	$2

* Transferred out of Level 3 and into Level 2 because an evaluated mean price was available at April 30, 2019.

There was no change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2019.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust